Investment Properties - Summary of Investment Properties and Changes in Investment Properties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about investment property [line items]
Beginning balance	₩ 225,195	₩ 158,580
Depreciation	(1,386)	(1,453)
Others	(11,025)	68,068
Endings balance	212,784	225,195
Acquisition cost
Disclosure of detailed information about investment property [line items]
Beginning balance	259,738
Endings balance	221,148	259,738
Accumulated depreciation
Disclosure of detailed information about investment property [line items]
Beginning balance	(34,514)
Endings balance	(8,334)	(34,514)
Government grants
Disclosure of detailed information about investment property [line items]
Beginning balance	(29)	(13)
Depreciation	1	1
Others	(2)	(17)
Endings balance	(30)	(29)
Investment property - Land
Disclosure of detailed information about investment property [line items]
Beginning balance	200,391
Endings balance	201,605	200,391
Investment property - Land | Carrying Amount Other than Government Grants
Disclosure of detailed information about investment property [line items]
Beginning balance	200,391	129,897
Depreciation	0	0
Others	1,214	70,494
Endings balance	201,605	200,391
Investment property - Land | Acquisition cost
Disclosure of detailed information about investment property [line items]
Beginning balance	200,391
Endings balance	201,605	200,391
Investment property - Land | Accumulated depreciation
Disclosure of detailed information about investment property [line items]
Beginning balance	0
Endings balance	0	0
Investment property - Land | Government grants
Disclosure of detailed information about investment property [line items]
Beginning balance	0
Endings balance	0	0
Investment property - Buildings
Disclosure of detailed information about investment property [line items]
Beginning balance	24,804
Endings balance	11,179	24,804
Investment property - Buildings | Carrying Amount Other than Government Grants
Disclosure of detailed information about investment property [line items]
Beginning balance	24,833	28,696
Depreciation	(1,387)	(1,454)
Others	(12,237)	(2,409)
Endings balance	11,209	24,833
Investment property - Buildings | Acquisition cost
Disclosure of detailed information about investment property [line items]
Beginning balance	59,347
Endings balance	19,543	59,347
Investment property - Buildings | Accumulated depreciation
Disclosure of detailed information about investment property [line items]
Beginning balance	(34,514)
Endings balance	(8,334)	(34,514)
Investment property - Buildings | Government grants
Disclosure of detailed information about investment property [line items]
Beginning balance	(29)
Endings balance	₩ (30)	₩ (29)